Average Annual Total Returns - ProShares Short Basic Materials	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	Dow Jones U.S. Basic MaterialsSM Index OneYear		Dow Jones U.S. Basic MaterialsSM Index FiveYears		Dow Jones U.S. Basic MaterialsSM Index SinceInception		Dow Jones U.S. Basic MaterialsSM Index InceptionDate
Total	(16.52%)	(7.45%)	(10.25%)	Mar. 16, 2010	(16.68%)	(7.52%)	(10.28%)		(9.77%)	(5.48%)	(6.80%)		19.76%	[1]	2.95%	[1]	6.85%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.